CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Cash dividend declared (in USD per share)	$ 0.57	$ 0.48